Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MainStay Epoch U.S. Equity Yield Fund
Supplement [Text]	ck0001469192_SupplementTextBlock

MAINSTAY FUNDS TRUST

MainStay Epoch U.S. Equity Yield Fund

Supplement dated May 9, 2017 (“Supplement”) to the
Summary Prospectus and Prospectus dated February 28, 2017, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, the Summary Prospectus and Prospectus are revised as follows:

1.	The table and footnotes in the section entitled “Fee and Expenses of the Fund,” as well as the table in the section entitled “Example” are revised as follows:

	Class A	Investor Class	Class B1	Class C	Class I	Class R1	Class R2	Class R3	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [2]	None [2]	5.00%	1.00%	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[3]	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	None	None	0.25%	0.50%	None
Other Expenses	0.11%	0.34%	0.34%	0.34%	0.11%	0.21%	0.21%	0.21%	0.04%
Total Annual Fund Operating Expenses	1.03%	1.26%	2.01%	2.01%	0.78%	0.88%	1.13%	1.38%	0.71%

1.	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.

2.	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 24 months of the date of purchase on shares that were purchased without an initial sales charge.

3.

The management fee is as follows: 0.70% on assets up to $500 million; 0.68% on assets from $500 million to $1 billion; 0.66% on assets from $1 billion to $2 billion and 0.65% on assets in excess of $2 billion.

Expenses After	Class A	Investor	Class B		Class C		Class I	Class R1	Class R2	Class R3	Class R6
		Class	Assuming no redemption	Assuming redemption at end of period	Assuming no redemption	Assuming redemption at end of period
1 Year	$649	$671	$204	$704	$204	$304	$80	$90	$115	$140	$73
3 Years	$860	$928	$630	$930	$630	$630	$249	$281	$359	$437	$227
5 Years	$1,087	$1,204	$1,083	$1,283	$1,083	$1,083	$433	$488	$622	$755	$395
10 Years	$1,740	$1,989	$2,144	$2,144	$2,338	$2,338	$966	$1,084	$1,375	$1,657	$883

2.	The section entitled, “Know With Whom You Are Investing: Additional Information Regarding Fee Waivers: Contractual,” is revised to include the following waiver:

MainStay Epoch U.S. Equity Yield Fund: Class A, 1.14%, with an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes, except for Class R6. In addition, New York Life Investments will waive fees and/or reimburse expenses so that Class R6 fees and expenses do not exceed those of Class I.

Expense [Heading]	rr_ExpenseHeading	Fee and Expenses of the Fund
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Supplement [Closing]	ck0001469192_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.67%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 24 months of the date of purchase on shares that were purchased without an initial sales charge.
1 Year	rr_ExpenseExampleYear01	$ 649
3 Years	rr_ExpenseExampleYear03	860
5 Years	rr_ExpenseExampleYear05	1,087
10 Years	rr_ExpenseExampleYear10	$ 1,740
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.67%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 24 months of the date of purchase on shares that were purchased without an initial sales charge.
1 Year	rr_ExpenseExampleYear01	$ 671
3 Years	rr_ExpenseExampleYear03	928
5 Years	rr_ExpenseExampleYear05	1,204
10 Years	rr_ExpenseExampleYear10	$ 1,989
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[3]
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.67%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%	[3]
1 Year	rr_ExpenseExampleYear01	$ 704
3 Years	rr_ExpenseExampleYear03	930
5 Years	rr_ExpenseExampleYear05	1,283
10 Years	rr_ExpenseExampleYear10	2,144
1 Year	rr_ExpenseExampleNoRedemptionYear01	204
3 Years	rr_ExpenseExampleNoRedemptionYear03	630
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,083
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,144
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.67%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
1 Year	rr_ExpenseExampleYear01	$ 304
3 Years	rr_ExpenseExampleYear03	630
5 Years	rr_ExpenseExampleYear05	1,083
10 Years	rr_ExpenseExampleYear10	2,338
1 Year	rr_ExpenseExampleNoRedemptionYear01	204
3 Years	rr_ExpenseExampleNoRedemptionYear03	630
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,083
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,338
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.67%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
1 Year	rr_ExpenseExampleYear01	$ 80
3 Years	rr_ExpenseExampleYear03	249
5 Years	rr_ExpenseExampleYear05	433
10 Years	rr_ExpenseExampleYear10	$ 966
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.67%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
1 Year	rr_ExpenseExampleYear01	$ 90
3 Years	rr_ExpenseExampleYear03	281
5 Years	rr_ExpenseExampleYear05	488
10 Years	rr_ExpenseExampleYear10	$ 1,084
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.67%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
1 Year	rr_ExpenseExampleYear01	$ 115
3 Years	rr_ExpenseExampleYear03	359
5 Years	rr_ExpenseExampleYear05	622
10 Years	rr_ExpenseExampleYear10	$ 1,375
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.67%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
1 Year	rr_ExpenseExampleYear01	$ 140
3 Years	rr_ExpenseExampleYear03	437
5 Years	rr_ExpenseExampleYear05	755
10 Years	rr_ExpenseExampleYear10	$ 1,657
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.67%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
1 Year	rr_ExpenseExampleYear01	$ 73
3 Years	rr_ExpenseExampleYear03	227
5 Years	rr_ExpenseExampleYear05	395
10 Years	rr_ExpenseExampleYear10	$ 883

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 24 months of the date of purchase on shares that were purchased without an initial sales charge.
[2]	The management fee is as follows: 0.70% on assets up to $500 million; 0.68% on assets from $500 million to $1 billion; 0.66% on assets from $1 billion to $2 billion and 0.65% on assets in excess of $2 billion.
[3]	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.